LEASES (Tables)	12 Months Ended
Dec. 31, 2022
LEASES
Schedule of carrying amounts of right-of-use assets

	As at December 31,	As at December 31,
	2022	2021
Balance, beginning of year	$134,022	$112,715
Additions and modifications, net of disposals(i)	59,598	41,024
Amortization	(27,912)	(19,717)
Balance, end of year	$165,708	$134,022

Note:

(i)	Current year additions to right-of-use assets include $23.2 million related to the acquisition of Kirkland (Note 5).

Schedule of lease obligations included in the consolidated balance sheets

	As at December 31,	As at December 31,
	2022	2021
Current	$36,466	$32,988
Non-current	114,876	98,445
Total lease obligations	$151,342	$131,433

Schedule of future minimum lease payments required to meet obligations that have initial or remaining non-cancellable lease terms

	As at December 31,	As at December 31,
	2022	2021
Within 1 year	$38,012	$33,952
Between 1 - 3 years	43,439	37,825
Between 3 - 5 years	21,637	16,674
Thereafter	54,258	47,807
Total undiscounted lease obligations	$157,346	$136,258

Schedule of amounts recognized in consolidated statements of income with respect to leases

	Year Ended December 31,
	2022	2021
Amortization of right-of-use assets	$27,912	$19,197
Interest expense on lease obligations	$2,919	$2,252
Variable lease payments not included in the measurement of lease obligations	$115,890	$137,369
Expenses relating to short-term leases	$11,081	$3,883
Expenses relating to leases of low value assets, excluding short-term leases of low value assets	$1,663	$1,105